Assets and liabilities held for sale - Additional Information (Details) - US - Human Genome Sciences, Inc.	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Proportion of ownership interest in subsidiary	100.00%
Samsung Biologics
Disclosure of detailed information about intangible assets [line items]
Proportion of ownership interest in subsidiary	100.00%